Fair Value Measurements - Schedule of fair value hierarchy, the Plan's assets carried at fair value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,418,912,514	$ 2,227,729,336
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	126,304,016	150,848,146
EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	39,035,502	67,229,998
EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	51,524,459	42,389,887
Investment Excluding Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	216,863,977	260,468,031
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,202,048,537	1,967,261,305
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	126,304,016	150,848,146
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	39,035,502	67,229,998
Fair Value, Inputs, Level 1 [Member] | EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	51,524,459	42,389,887
Fair Value, Inputs, Level 1 [Member] | Investment Excluding Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 216,863,977	$ 260,468,031